Cover	Aug. 10, 2023
Cover [Abstract]
Entity Registrant Name	DILIGENT CAPITAL HOLDINGS, INC.
Entity Central Index Key	0001922981
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 10, 2023
Entity Ex Transition Period	false
Entity File Number	000-1922981
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	88-0954889
Entity Address Address Line 1	60 Perimeter Center Place
Entity Address Address Line 2	NE 108
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30346
City Area Code	404
Local Phone Number	941-5527
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false